Document and Entity Information In Thousands	12 Months Ended
	Dec. 31, 2010	Aug. 01, 2011
Document Information [Line Items]
Entity Registrant Name	WESTWOOD ONE INC /DE/
Entity Central Index Key	0000771950
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Type	8-K
Document Period End Date	Dec. 31, 2010
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	Q4
Amendment Flag	false
Entity Common Stock, Shares Outstanding		22,601,972
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes